Reinsurance Prepaid Reinsurance Premiums and Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 4,019.4	$ 3,378.9
Percentage Of Total Reinsurance Recoverables	100.00%	100.00%
Prepaid reinsurance premiums	$ 368.1	$ 626.5
Percentage Of Total Prepaid Reinsurance Premiums	100.00%	100.00%
Commercial Lines reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 753.2	$ 459.5
Percentage Of Total Reinsurance Recoverables	19.00%	14.00%
Prepaid reinsurance premiums	$ 134.5	$ 352.9
Percentage Of Total Prepaid Reinsurance Premiums	37.00%	56.00%
Property reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 261.7	$ 146.8
Percentage Of Total Reinsurance Recoverables	7.00%	4.00%
Prepaid reinsurance premiums	$ 11.7	$ 14.5
Percentage Of Total Prepaid Reinsurance Premiums	3.00%	3.00%
Other reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 7.1	$ 8.0
Percentage Of Total Reinsurance Recoverables	0.00%	0.00%
Prepaid reinsurance premiums	$ 0.0	$ 0.0
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	0.00%
Non State Reinsurance Plans
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 1,022.0	$ 614.3
Percentage Of Total Reinsurance Recoverables	26.00%	18.00%
Prepaid reinsurance premiums	$ 146.2	$ 367.4
Percentage Of Total Prepaid Reinsurance Premiums	40.00%	59.00%
State Reinsurance Plans
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 2,997.4	$ 2,764.6
Percentage Of Total Reinsurance Recoverables	74.00%	82.00%
Prepaid reinsurance premiums	$ 221.9	$ 259.1
Percentage Of Total Prepaid Reinsurance Premiums	60.00%	41.00%
State Reinsurance Plans | Michigan Catastrophic Claims Association
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 2,428.8	$ 2,247.1
Percentage Of Total Reinsurance Recoverables	60.00%	67.00%
Prepaid reinsurance premiums	$ 33.3	$ 71.8
Percentage Of Total Prepaid Reinsurance Premiums	9.00%	12.00%
State Reinsurance Plans | Commercial Auto Insurance Procedures Plans
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 397.8	$ 332.4
Percentage Of Total Reinsurance Recoverables	10.00%	10.00%
Prepaid reinsurance premiums	$ 84.7	$ 93.8
Percentage Of Total Prepaid Reinsurance Premiums	23.00%	15.00%
State Reinsurance Plans | Florida Hurricane Catastrophe Fund
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 54.8	$ 86.0
Percentage Of Total Reinsurance Recoverables	1.00%	3.00%
Prepaid reinsurance premiums	$ 0.0	$ 0.0
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	0.00%
State Reinsurance Plans | North Carolina Reinsurance Facility
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 88.6	$ 84.4
Percentage Of Total Reinsurance Recoverables	2.00%	2.00%
Prepaid reinsurance premiums	$ 41.9	$ 33.8
Percentage Of Total Prepaid Reinsurance Premiums	11.00%	5.00%
State Reinsurance Plans | Other reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 3.2	$ 3.1
Percentage Of Total Reinsurance Recoverables	0.00%	0.00%
Prepaid reinsurance premiums	$ 1.3	$ 1.0
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	0.00%
Federal Reinsurance Plans | National Flood Insurance Program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 24.2	$ 11.6
Percentage Of Total Reinsurance Recoverables	1.00%	0.00%
Prepaid reinsurance premiums	$ 60.7	$ 58.7
Percentage Of Total Prepaid Reinsurance Premiums	17.00%	9.00%